BALANCE SHEET DETAILS - Schedule of Other Long-term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other long-term liabilities
Non-current income tax payable	$ 1,000	$ 1,349
Total other long-term liabilities	$ 1,000	$ 1,349